Condensed Consolidated Interim Statements of Financial Position - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Current Assets
Cash and cash equivalents	$ 52,603	$ 34,258	$ 31,252
Trade receivables, net	25,107	27,252	23,997
Other accounts receivables	1,648	8,710	6,884
Inventories	73,795	68,785	73,029
Total Current Assets	153,153	139,005	135,162
Non-Current Assets
Property, plant and equipment, net	27,362	26,157	25,898
Right-of-use assets	5,494	2,568	2,793
Intangible assets, Goodwill and other long-term assets	142,501	147,072	148,620
Contract assets	8,546	7,577	7,164
Total Non-Current Assets	183,903	183,374	184,475
Total Assets	337,056	322,379	319,637
Current Liabilities
Current maturities of bank loans		4,444	4,444
Current maturities of lease liabilities	1,138	1,016	1,004
Current maturities of other long term liabilities	15,989	29,708	25,095
Trade payables	12,812	32,917	30,619
Other accounts payables	7,318	7,585	7,948
Deferred revenues	15	35	40
Total Current Liabilities	37,272	75,705	69,150
Non-Current Liabilities
Bank loans		12,963	14,074
Lease liabilities	4,717	2,177	2,414
Contingent consideration	19,642	17,534	20,705
Other long-term liabilities	36,477	37,308	39,915
Deferred revenues			15
Employee benefit liabilities, net	558	672	813
Total Non-Current Liabilities	61,394	70,654	77,936
Shareholder’s Equity
Ordinary shares	15,020	11,734	11,732
Additional paid in capital net	265,700	210,495	210,355
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	(98)	(88)	(257)
Capital reserve from share-based payments	6,198	5,505	5,427
Capital reserve from employee benefits	318	348	212
Accumulated deficit	(45,258)	(48,484)	(51,428)
Total Shareholder’s Equity	238,390	176,020	172,551
Total Liabilities and Shareholder’s Equity	$ 337,056	$ 322,379	$ 319,637